Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. Commitments and Contingencies

Operating Lease

The Company leases office space on a month-to-month basis. The rent expense for the three months ended June 30, 2021 and 2020 was $48,776 and $9,087, respectively, and for the six months ended June 30, 2021 and 2020 was $55,393 and $17,902, respectively.

Sponsored Research Agreement with National Jewish Health

On February 8 2021, the Company entered into a Sponsored Research Agreement (“Research Agreement”) with National Jewish Health (“NJ Health”), a Colorado not-for-profit institution. Under the terms of the Research Agreement, NRx Pharmaceuticals agreed to sponsor a research study at NJ Health relating to the impact of NRx Pharmaceuticals' Aviptadil on propagation of SARS-CoV-2 in alveolar type II cells in vitro (the “Study”). In return for performance of the Study under the Research Agreement, NRx Pharmaceuticals has committed to pay NJ Health approximately $360,450. During the three months ended and six months ended June 30, 2021, NRx Pharmaceuticals paid NJ Health $0 and $126,157, respectively, of the total committed amount.

Aviptadil Manufacturing, Production, Supply and Distribution Agreements

On August 25, 2020, NRx Pharmaceuticals and Nephron Pharmaceuticals Corporation (“Nephron”) signed an agreement for the manufacturing of finished pharmaceutical product of Aviptadil intravenous formulation and the development of an inhaled (nebulizer) formulation of Aviptadil. Nephron will serve as the exclusive and primary supplier of the product for both clinical and commercial purposes, supplying 100% of the Company’s annual requirements. The Company has agreed to purchase products from Nephron for a fixed price.

On September 29, 2020, NRx Pharmaceuticals and Cardinal Health signed an exclusive distribution agreement, as well as a 3rd party logistics agreement on October 1, 2020. Cardinal Health will manage warehousing, distribution, invoicing for the potential sale of Aviptadil in the United States and Puerto Rico.

On October 9, 2020, NRx Pharmaceuticals signed an agreement with Polypeptide for the supply of GMP grade Active Pharmaceutical Ingredient (API) Aviptadil (VIP). This gives NRx Pharmaceuticals a second source of procuring API. The Company has agreed to purchase a total of $1,010,000 worth of product and services over the contract.

On January 4, 2021 NRx Pharmaceuticals and Aerogen Limited (“Aerogen”) signed a supply agreement for the supply of certain products, including the Aerogen Solo Nebulizer System and Aerogen Ultra, solely for the purposes of carrying out clinical trials relating to inhalation delivery of Aviptadil for treatment of pulmonary insufficiency and respiratory distress in COVID-19 patients. Pill Tracker is an agent of NRx Pharmaceuticals per the supply agreement (see Note 14).

Relief Therapeutics Collaboration Agreement

On September 18, 2020, the Company entered into a collaboration agreement with Relief for the clinical development and if approved the sale of Aviptadil. The collaboration provides for funding by Relief of certain clinical trials. If such candidate is approved by the FDA, the Company shall receive 50% of net product profits from the product sales in the NRx Pharmaceuticals territory, which includes the United States, Canada, and Israel; 15% of net product profits from the product sales in the Relief Therapeutics territory, which includes the European Union, Switzerland, Iceland, Norway, the UK, the Channel Islands, Liechtenstein, Monaco, Andorra, Malta, San Marino, and Vatican City; and 20% of net product profits from the product sales in all other countries. During 2021, the Company invoiced Relief $5,984,679 for reimbursable expenses and received $770,444 in payments from Relief for these reimbursable expenses. The Company recorded an allowance for doubtful accounts of $5,470,897 as of June 30, 2021, due to the fact that the Company does not expect to receive payment for the remaining invoices, thus fully reserving for the accounts receivable balance. As of the date of this filing, Relief has reimbursed NRx Pharmaceuticals $10,904,065 for expenses, but has subsequently declined to pay approximately $6 million in invoiced costs associated with conduct of the IV clinical trial, reformulation, and manufacture of ZYESAMITM. Relief has additionally declined to fund the costs of the inhaled trial. NRx Pharmaceuticals advised Relief that NRx Pharmaceuticals is funding those costs with other capital. NRx Pharmaceuticals further advised Relief in December 2020 that the formulation data provided to NRx Pharmaceuticals as part of the collaboration agreement was non-reproducible. Relief subsequently issued a public disclosure acknowledging that Relief knew about the stability problems at the time of the collaboration agreement. Relief declined to fund the development of a stable formulation.

Share Subscription Facility Agreement — GEM

NeuroRx previously entered into a share subscription facility agreement (“GEM Agreement”) with GEM Global Yield LLC SCS and GEM Yield Bahamas Limited (collectively, referred to as “GEM”) with a three-year term. Subject to the successful listing of the shares of NeuroRx on an Exchange (any nationally recognized stock exchange or exchange platform in the world on which the Company will list its shares), GEM grants NeuroRx an option to require GEM to subscribe for shares from the Company for up to an aggregate value of approximately $95.6 million. The agreement also included certain provisions which would not meet the U.S. requirements to issue registered shares. If NeuroRx was listed or completes a private transaction which results in a change of control of the Company, NeuroRx would issue GEM a warrant and pay a commitment fee of $1.9 million. Absent a listing of NeuroRx shares or a private transaction with a change of control during the three-year term, NeuroRx would have no obligations under the agreement. The reverse merger contemplated by the Merger Agreement would not have resulted in a listing of NeuroRx shares or a change in control.

In November 2020, GEM introduced NeuroRx to BRPA. To resolve uncertainties around the application of the GEM Agreement post-Merger, NeuroRx and GEM agreed in March 2021 to issue a warrant to GEM and for the parties to use their good faith efforts to amend the GEM Agreement to meet U.S. requirements to issue registered shares. The warrant is not conditional upon any further events or completion of the merger.

The warrant was issued March 28, 2021, for 3,329,812 shares of NeuroRx common stock at an exercise price of $3.19 per share (the “GEM Warrant”) and the parties agreed that GEM would immediately partially exercise the warrant for the purchase of 1,496,216 shares (“Initial Exercised Shares”) for $7,500,018. The GEM Warrant will be valid for a period of three years from the date NeuroRx’s stock is listed for trading on a national securities exchange or consummation of a reverse merger transaction of the type contemplated by the Merger Agreement.

This contingent liability at December 31, 2020, represented an obligation that resulted in the issuance of certain equity at a discounted per share price. As the amount was deemed probable and estimable at December 31, 2020, NeuroRx recorded a liability of $39,486,139 to reflect the fair value of the GEM Warrant. On March 28, 2021, NeuroRx recorded additional settlement liability of

$21,365,641 to reflect the change in the fair value of the Company’s common stock. On March 28, 2021, NeuroRx reclassed the settlement liability to equity upon the issuance of the GEM Warrant.

NeuroRx was required to register the Initial Exercised Shares on (a) the same registration statement on Form S-4 (or such other registration statement, if changed) in connection with the Merger, or (b) such other registration statement in connection with any other transaction which results in a public listing of NeuroRx. In addition, no later than 90 days following the consummation of the Big Rock merger, the Company was required to file with the SEC a registration statement to register under the Securities Act the resale by GEM of all shares issuable under the GEM Warrant other than the Initial Exercised Shares, which was filed with the Company's S-1 in July 2021. The GEM Warrant also includes “piggyback” registration rights.

Subsequent to June 30, 2021, GEM exercised the remaining GEM Warrant for the purchase of 1,833,596 shares (adjusted for the Merger, discussed in Note 10) for gross proceeds to the Company of $9,186,316 and the GEM Warrant was extinguished.

7. Commitments and Contingencies

Operating Lease

The Company leases office space on a month-to-month basis. The rent expense for the years ended December 31, 2020 and 2019 was $54,649 and $42,040, respectively.

Litigation —  Settlement Liability

In September of 2018, Sarah Herzog Memorial Hospital Ezrat Nashim filed suit against NeuroRx, Inc., the founding shareholders alleging a dispute as to the ownership and use of intellectual property related to anti-depressants and anti-psychotics. Prior to service of the lawsuit, in December of 2018 all parties to the referenced action submitted to voluntary non-binding mediation, and reached an agreement in principle to settle the matter. The agreement provided for licensing of certain technology (“Herzog License”), future low single digit royalties upon commercialization, certain milestone payments and the transfer of 500,000 shares of NeuroRx, Inc. common stock to Sarah Herzog Memorial Hospital Ezrat Nashim (250,000 of which were transferred from the Jonathan Javitt Living Trust and 250,000 of which were transferred from Glytech, LLC a company wholly owned by Daniel Javitt). The milestone payments for developmental and commercial milestones each range from $100,000 to $750,000. Annual maintenance fees range up to $150,000. At December 31, 2018, the Company accrued $5,616,732 (representing the fair value of such shares of $5,500,000 and legal costs of $116,732) as settlement liability expense. The final settlement was signed in April 2019, pursuant to which, 500,000 shares were transferred to Herzog with an approximate fair value of $5,500,000. This charge was recorded pursuant to ASC 260, which deems consideration paid by control parties to have been paid by the Company. In connection with this settlement, 300,000 founder shares were returned to the Company and retired in 2019.

In October of 2019, the founding shareholders of the Company transferred 45,454 shares of common stock with a fair value of $499,994 to a former adviser to release and discharge the Company from any obligation to the former adviser or transfer any additional securities. This charge was recorded as of September 30, 2019, by the Company as consulting expense even though the consideration was paid from the stock accounts of the founders without dilution to the Company pursuant to ASC 260, which deems consideration paid by control parties to have been paid by the Company.

As of December 31, 2020, there was no further litigation against the Company.

Milestone Payments

Pursuant to the legal settlement, which included the license of intellectual property rights from SHMH, an ongoing royalty of 1% — 2.5% of NRX-101 gross sales shall be due SHMH, together with milestone payments of $250,000, upon completion of phase 3 trials and commercial sale of NRX-101. The milestone payments for developmental and commercial milestones each range from $100,000 to $750,000. Annual maintenance fees range up to $150,000.

Aviptadil Manufacturing, Production and Distribution Agreements

On August 25, 2020, NeuroRx and Nephron Pharmaceuticals Corporation (“Nephron”) signed an agreement for the manufacturing of finished pharmaceutical product of Aviptadil intravenous formulation and the development of an inhaled (nebulizer) formulation of Aviptadil. Nephron will serve as the exclusive and primary supplier of the product for both clinical and commercial purposes, supplying 100% of the Company’s annual requirements. The Company has agreed to purchase products from Nephron for a fixed price.

On September 29, 2020, NeuroRx and Cardinal Health signed an exclusive distribution agreement, as well as a 3rd party logistics agreement on October 1, 2020. Cardinal Health will manage warehousing, distribution, invoicing for the potential sale of Aviptadil in the United States and Puerto Rico.

On October 9, 2020, NeuroRx signed an agreement with Polypeptide for the supply of GMP grade Active Pharmaceutical Ingredient (API) Aviptadil (VIP). This gives NeuroRx a second source of procuring API. The Company has agreed to purchase a total of $1,010,000 worth of product and services over the contract.

Relief Therapeutics Collaboration Agreement

On September 18, 2020, the Company entered into a collaboration agreement with Relief for the clinical development and if approved the sale of Aviptadil. The collaboration provides for funding by Relief of certain clinical trials. If such candidate is approved by the FDA, the Company shall receive 50% of net product profits from the product sales in the NeuroRx territory, which includes the United States, Canada, and Israel; 15% of net product profits from the product sales in the Relief Therapeutics territory, which includes the European Union, Switzerland, Iceland, Norway, the UK, the Channel Islands, Liechtenstein, Monaco, Andorra, Malta, San Marino, and Vatican City; and 20% of net product profits from the product sales in all other countries. During 2020, the Company invoiced Relief $10,160,421 for reimbursable expenses and received $9,329,031 in payments from Relief for these reimbursable expenses. As of December 31, 2020, the Company had an accounts receivable balance due from Relief of $831,390, net of an allowance for doubtful accounts of $257,463. As of May 11, 2021, Relief has reimbursed NeuroRx $10,612,750 for expenses, but has not paid approximately $4,000,000 in invoiced costs associated with conduct of the IV clinical trial, reformulation, and manufacture of ZYESAMI. As of May 11, 2021, Relief has not funded the costs of the inhaled trial. NeuroRx has advised Relief that NeuroRx is funding those costs with other capital.

Share Subscription Facility Agreement - GEM

The Company previously entered into a share subscription facility agreement (“GEM Agreement”) with GEM Global Yield LLC SCS and GEM Yield Bahamas Limited (collectively, referred to as “GEM”) with a three-year term. Subject to the successful listing of the shares of NeuroRx on an Exchange (any nationally recognized stock exchange or exchange platform in the world on which the Company will list its shares), GEM grants the Company an option to require GEM to subscribe for shares from the Company for up to an aggregate value of approximately $95.6 million. The agreement also included certain provisions which would not meet the U.S. requirements to issue registered shares. If NeuroRx was listed or completes a private transaction which results in a change of control of the Company, the Company would issue GEM a warrant and pay a commitment fee of $1.9 million. Absent a listing of NeuroRx shares or a private transaction with a change of control during the three-year term, the Company would have no obligations under the agreement. A reverse merger would not result in a listing of NeuroRx shares or a change in control.

In November 2020, GEM introduced the Company to Big Rock. Although the Company has taken the position that the reverse merger transaction contemplated by the Merger Agreement (as defined below) would not require the issuance of the warrant, to resolve uncertainties around the application of the GEM Agreement, the Company and GEM agreed in March 2021 to issue a warrant to GEM and for the parties to use their good faith efforts to amend the GEM Agreement to meet U.S. requirements to issue registered shares. The warrant is not conditional upon any further events or completion of the merger.

The warrant was issued March 28, 2021, for 1,053,738 shares of NeuroRx common stock at an exercise price of $15.84 per share (the “GEM Warrant”) and the parties agreed that GEM would immediately partially exercise the warrant for the purchase of 473,486 shares (“Initial Exercised Shares”) for $7.5 million. The GEM Warrant will be valid for a period of three years from the date the Company’s stock is listed for trading on a national securities exchange or consummation of a reverse merger transaction.

This contingent liability at December 31, 2020, represented an obligation that resulted in the issuance of certain equity at a discounted per share price. As the amount was deemed probable and estimable by the Company at December 31, 2020, the Company recorded a liability of $39,486,139 to reflect the fair value of the GEM Warrant.

The Company is required to register the Initial Exercised Shares on (a) the same registration statement on Form S-4 (or such other registration statement, if changed) in connection with the Big Rock merger, or (b) such other registration statement in connection with any other transaction which results in a public listing of the Company. In addition, no later than 90 days following the consummation of the Big Rock merger, the Company is required to file with the SEC a registration statement to register under the Securities Act the resale by GEM of all shares issuable under the GEM Warrant other than the Initial Exercised Shares. The GEM Warrant also includes “piggyback” registration rights.

Merger with Big Rock Partners Acquisition Corp.

On December 13 2020, the Company entered into an Agreement and Plan of Merger (“Merger Agreement”) with Big Rock. Under the terms of the transaction, Big Rock will issue to NeuroRx’s current equity holders an aggregate of 50 million shares (“Per Share Merger Consideration”) of Big Rock common stock for their interests in NeuroRx.

Subject to certain conditions, an aggregate of 25 million additional shares of Big Rock common stock (“Earnout Shares”) will be issued to NeuroRx pre-merger equity holders if, prior to December 31, 2022, (1) the Company’s COVID-19 drug receives emergency use authorization by the FDA and (2) the FDA accepts the Company’s filing of its application to approve the Company’s COVID-19 drug. In addition, subject to certain conditions, $100 million (“Earnout Cash”) may be payable to NeuroRx pre-merger equity holders if, prior to December 31, 2022, either (1) FDA approval of the Company’s COVID-19 Drug is obtained and the Company’s COVID-19 Drug is listed in the FDA’s “Orange Book” and (2) FDA approval of the Company’s Antidepressant Drug Regimen is obtained and the Company’s Antidepressant Drug Regimen is listed in the FDA’s “Orange Book”.

The Boards of Directors of both NeuroRx and Big Rock have unanimously approved the proposed transaction. Completion of the transaction is subject to approval by stockholders of NeuroRx and Big Rock and other customary closing conditions.